INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2019
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING LEASES AND SALES-TYPE LEASES	INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

As at June 30, 2019, the Company had three VLCC crude tankers accounted for as direct financing leases (December 31, 2018: three VLCCs). These vessels are on charter to Frontline Shipping Limited (“Frontline Shipping”) on long-term, fixed rate time charters which span various periods depending on the age of the vessels, ranging from approximately six to eight years. Frontline Shipping is a wholly owned subsidiary of Frontline, a related party. The terms of the charters do not provide Frontline Shipping with an option to terminate the charters before the end of their terms.

The Company owns one offshore supply vessel accounted for as a direct finance lease which is chartered on a long-term bareboat charter, together with four other vessels accounted for as operating leases, to Deep Sea Supply Shipowning II AS (the “Solstad Charterer”). The Solstad Charterer is an indirect wholly owned subsidiary of Solship Invest 3 AS (“Solship”) which is in turn a wholly owned subsidiary of Solstad Offshore ASA (“Solstad”). In July 2018, the Company entered into a restructuring agreement with subsidiaries of Solstad, which became effective at the end of August 2018, whereby the Company will receive 50% of the agreed charter hire for two of the offshore support vessels. All other contracted charter hire income earned from fixed assets and finance lease assets will be deferred until the end of 2019. In April 2019, Solship announced that a Standstill Agreement had been entered into with, amongst others, the Company whereby 100% of charter hire for vessels on charter to Solship is deferred. The Standstill Agreement is effective until October 31, 2019.

In addition to the above four vessels leased to related and unrelated third parties, the Company also had 19 container vessels accounted for as direct financing leases and one container vessel accounted for as a sales-type lease as at June 30, 2019, which are on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"), an unrelated party. The terms of the charters provide a fixed price put option, purchase option or purchase obligation at the expiry of the 15 year charter period for four of the container vessels, the charterer has purchase options throughout the term of the charters and the Company has a put option at the end of the seven year period for 15 container vessels, and the charterer has a minimum fixed price purchase obligation at the expiry of the five year charter period for the container vessel accounted for as a sales-type lease.

During the six months ended June 30, 2019, an additional two 5,800 TEU container vessels, MSC Margarita and MSC Vidhi, which were previously reported under vessels and equipment, were reclassified to sales type leases as a result of amendments made to the charter contract. Included in the amendments to the contracts, the charterer has a fixed price purchase obligation at the expiry of the additional five year charter period. The combined net book value of the vessels transferred was $27.0 million (Refer to Note 6: Vessels and equipment, net).

As at June 30, 2019, the Company had a total of 26 vessels accounted for as direct financing and sales-type leases (December 31, 2018: 24 vessels). The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2019 and December 31, 2018:

(in thousands of $)	June 30, 2019	December 31, 2018
Total minimum lease payments to be received	1,142,619	1,173,152
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(69,190)	(74,077)
Net minimum lease payments receivable	1,073,429	1,099,075
Estimated residual values of leased property (un-guaranteed)	192,080	180,080
Less: unearned income	(455,658)	(476,996)
Total investment in direct financing and sales-type leases	809,851	802,159

Current portion	43,807	39,804
Long-term portion	766,044	762,355
Total investment in direct financing and sales-type leases	809,851	802,159

Following the adoption of ASU 2016-02 from January 2019, the Company now records new and modified leases as per ASC 842. The Company has elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Recently Adopted Accounting Standards within Note 1.